(Loss)/ Earnings Per Share	12 Months Ended
Jun. 30, 2026
(Loss)/ Earnings Per Share [Abstract]
(LOSS)/ EARNINGS PER SHARE

19. (LOSS)/ EARNINGS PER SHARE

The following table sets forth the basic and diluted net (loss)/earnings per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the years ended June 30,
	2026	2025	2024
Numerator:
Net income from discontinued operations attributable to Big Tree Cloud International Group Limited	9,795	(3,463)	-
Numerator for basic and diluted net profit per share calculation	9,795	(3,463)	-

Denominator:
Weighted average number of ordinary shares - basic and diluted*	4,649,161	4,065,426	2,599,021
Denominator for basic and diluted net profit per share calculation*	4,649,161	4,065,426	2,599,021

Net income from discontinued operations per ordinary share*
– Basic and diluted	0.0021	(0.0009)	-

Numerator:
Net (loss)/income from continuing operations attributable to Big Tree Cloud International Group Limited	(3,564,260)	(32,526,658)	640,485
Numerator for basic and diluted net (loss)/ income from continuing operations per share calculation	(3,564,260)	(32,526,658)	640,485

Denominator:
Weighted average number of ordinary shares - basic and diluted*	4,649,161	4,065,426	2,599,021
Denominator for basic and diluted net profit per share calculation*	4,649,161	4,065,426	2,599,021

Net (loss)/income from continuing operations per ordinary share*
– Basic and diluted	(0.7666)	(8.0008)	0.2464

*	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the redesignation of ordinary shares into Class A ordinary shares and Class B ordinary shares (Note 15).